BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Offering Costs associated with the Initial Public Offering (Details) - Avista Public Acquisition Corp. II [Member] - USD ($)		11 Months Ended
	Aug. 12, 2021	Dec. 31, 2021	Sep. 30, 2022
Offering costs	$ 13,662,256	$ 13,662,256
Underwriting fees	4,600,000	4,600,000
Deferred underwriting fee payable	8,050,000	8,050,000	$ 4,025,000
Other offering costs	1,012,256	1,012,256
Offering costs reduction of temporary equity	13,029,901	13,029,901
Offering costs as a reduction of equity	$ 632,355	$ 632,355